Schedule of Reconciliation of Difference between Expected Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
(Loss)/Income before income tax expense	$ (1,616,654)	$ 269,725	$ 1,406,150
Applicable income tax rate	17.00%	17.00%	17.00%
Income tax expense at applicable income tax rate	$ (274,831)	$ 45,853	$ 239,046
Non-deductible expenses
- Bank fees		3,060
- Consultancy and professional fees	36,494
- Depreciation	4,839	4,839
- Entertainment expenses		833
- Others	11,434	2,045	2,039
Income not subject to tax			(2,777)
True up adjustments for taxes for prior year	19,925	12,280
Difference from the effect of tax rates in a foreign jurisdiction	373,077	70,502
Effect of tax exemption scheme and tax reduction	(36,932)	(41,284)	(43,945)
Income tax expense	$ 134,006	$ 98,128	$ 194,363